Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Reportable Segments

The following table presents information about the Company’s reportable segments for the six months ended June 30, 2026 and 2025:

	Six months ended
	June 30
	2026	2025

Revenue from Rimon	3,331	-
Salaries and related compensation	(441)
Depreciation	(13)
Other cost related to Rimon (mainly materials)	(2,298)	-
Gross Profit	579	-

Revenue from ITS	3,450	-
Salaries and related compensation	(1,820)
Depreciation	(300)
Other cost related to ITS (mainly materials)	(751)	-
Gross loss	579	-

Revenue from TILTAN	736	-
Salaries and related compensation	(198)
Depreciation and amortization	(33)
Cost related to TILATN	(254)	-
Gross income	251	-
	Six months ended
	June 30
	2026	2025
Revenue from other reportable segments	132	-
Cost related to other reportable segments	(157)	-
Gross income	(25)	-

Research and development expenses	(622)	-
Selling and marketing expenses	(341)	-
Professional services	(1,928)	(2,555)
Salaries and related compensation	(2,043)	-
Other general and administrative expenses	(3,150)	-
General and administrative expenses of consolidated variable interest entities	(489)	--
Total Operating loss	(7,189)	(2,555)
Interest expense	(3,415)	(372)
Interest on related parties promissory note	(354)	-
Change in fair value - convertible note	5,392	588
Change in fair value - stock purchase warrant liabilities	(107,641)	109,406
Other (expenses) income	1,116	(690)

Net loss before tax	(112,091)	106,377

Discontinued operation	4,159	(400)
Income taxes	152	-

Net loss	(107,780)	105,977